Capitalization - Voting - Additional Information (Detail) shares in Millions	12 Months Ended
Dec. 31, 2016 shares
Class of Stock [Line Items]
Aggregate number of shares of Preferred Stock that must be outstanding for holders to have certain protective provisions	4.1
Activities under protective provisions that require approval from holders of greater than 50% of preferred stock outstanding	(i) amend, alter or repeal our certificate of incorporation or bylaws if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Preferred Stock or any series thereof, (ii) make certain restricted distributions involving the (a) transfer or distribution of cash or other property without consideration, or (b) repurchase or redemption of our capital stock, or restricted distributions, (iii) change the authorized number of shares of Preferred Stock or common stock (other than for decreases resulting from conversion of Preferred Stock), (iv) authorize or create a new class of stock having rights, preferences, or privileges senior or on parity with any series of Preferred Stock, (v) approve or enter into any merger or acquisition where our existing stockholders retain less than 50% of the voting stock of the surviving entity, sell or otherwise dispose of all or substantially all of our assets, or exclusively and irrevocably license all or substantially all of our intellectual property, (vi) enter into or become a party in a transaction for the acquisition of another entity with an acquisition price of greater than $0.1 million, (vii) repurchase, redeem, or otherwise acquire any shares of Preferred Stock or common stock (other than shares subject to our right of repurchase or, if approved by a majority of disinterested members of the board of directors, through the exercise of any right of first refusal), (viii) approve or enter into any transaction or agreement for the transfer or loan of our material assets to any third party, unless approved by a majority of the disinterested members of our board of directors, (ix) change the size of our board of directors, or (x) voluntarily liquidate or dissolve.
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate number of shares of Preferred Stock that must be outstanding for holders to have certain protective provisions	4.1
Activities under protective provisions that require approval from holders of greater than 50% of preferred stock outstanding	Alter or change the rights, preferences, or privileges of the Series A redeemable convertible preferred stock if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Series A redeemable convertible preferred stock.
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate number of shares of Preferred Stock that must be outstanding for holders to have certain protective provisions	1.5
Activities under protective provisions that require approval from holders of greater than 50% of preferred stock outstanding	(i) alter or change the rights, preferences, or privileges of the Series B convertible preferred stock if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Series B convertible preferred stock, or (ii) make restricted distributions.
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate number of shares of Preferred Stock that must be outstanding for holders to have certain protective provisions	1.8
Activities under protective provisions that require approval from holders of greater than 50% of preferred stock outstanding	(i) alter or change the rights, preferences, or privileges of the Series C convertible preferred stock if such action would adversely alter the rights, preferences, privileges, or powers of, or restrictions provided for the benefit of the Series C convertible preferred stock, (ii) change the authorized number of shares of Series C convertible preferred stock or issue authorized shares of Series C convertible preferred stock, (iii) make restricted distributions, or (iv) enter into a transaction on or prior to September 22, 2016 that would result in payment of less than $20.4948 per share of Series C convertible preferred stock (subject to adjustments for certain dilutive issuances, splits, and combinations, and other recapitalizations or reorganizations).